Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Other time deposits	$ 200,200,000	$ 222,000,000
Deposits of directors, members of senior management and their affiliates	3,200,000
Average daily clearings	5,800,000
Deposit with overdraft status	384,000	469,000
Brokered and CDARS Deposits	762,997,000	759,865,000
Brokered Deposits [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Brokered and CDARS Deposits	$ 46,300,000	$ 44,500,000